Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

12. Cash and cash equivalents

	2022	2021
	€	€
Cash and cash equivalents	161,837,429	209,353,132
	161,837,429	209,353,132

The Cash and cash equivalents consist of bank balances and are not subject to any restriction. Of the cash on hand, €65,567 relates to guarantees.